Annual Total Returns - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Government Money Market Fund
Jun. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Government Money Market Fund - Premium Class
Bar Chart Table:
Annual Return 2016	0.13%
Annual Return 2017	0.61%
Annual Return 2018	1.58%
Annual Return 2019	1.95%
Annual Return 2020	0.29%
Annual Return 2021	0.01%
Annual Return 2022	1.37%